Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,276,813)	$ (2,682,651)	$ (8,591,429)	$ (11,631,378)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity-based compensation	570,633	284,004	1,602,318	5,368,354
Non-cash interest expense				776,214
Non-cash warrant modification expense		441,763	441,763
Amortization of intangible assets	141	142	565	563
Amortization of debt discounts				352,673
Loss on debt extinguishments				3,484,502
Changes in operating assets and liabilities:
Prepaid research and development expenses	(206,278)	126,290	(30,956)	(505,960)
Prepaid expenses and other current assets	119,117	38,125	(41,952)	(308,547)
Accrued expenses	(38,399)	110,633	190,544	155,736
Accounts payable	6,178	(39,415)	90,533	(190,544)
Net cash used in operating activities	(1,825,421)	(1,721,109)	(6,338,614)	(2,498,387)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from sale of common stock and warrants		8,195,673	8,195,673	6,267,932
Proceeds from Senior Note				275,000
Proceeds from Senior Secured Notes, including related party				410,000
Repayment of Senior Secured Bridge Note				(150,000)
Repayment of Senior Secured Notes, including related party				(510,000)
Repayment of Senior Secured Bridge Note				(100,000)
Proceeds from warrant exercise		1,050,637	1,050,950	156,250
Net cash provided by financing activities		9,246,310	9,246,623	6,349,182
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,825,421)	7,525,201	2,908,009	3,850,795
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD	6,777,052	3,869,043	3,869,043	18,248
CASH AND CASH EQUIVALENTS-END OF PERIOD	4,951,631	11,394,244	6,777,052	3,869,043
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid				38,160
Income taxes paid
Reclassification of stock-based comp from accrued expenses	117,001
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of warrants for financing costs classified as debt discount				222,950
Beneficial conversion discount on convertible notes payable				52,050
Exchange of Subordinated notes in the amount of $115,639 for Senior secured notes				100,000
Stock and warrants issued per terms of June 2018 notes and FirstFire note				3,747,207
Stock and warrants issued for MVA agreement				385,191
Stock and warrants issued for conversion of convertible notes				545,307
Stock issued on conversion of June 2018 note				$ 325,000